Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) - BOLT THREADS, INC. [Member] - shares	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) [Line Items]
Total shares of common stock reserved	40,015,052	43,878,951
Warrants outstanding for future issuance of convertible preferred stock	294,609	294,609
Warrants outstanding for future issuance of common stock	4,534,468
Stock options and restricted stock units	5,619,102	5,753,456
Stock options and restricted stock units available for future issuance	2,273,654	2,119,580
Series A Convertible Preferred Stock [Member]
Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) [Line Items]
Total shares of common stock reserved	5,337,315	5,488,826
Series B Convertible Preferred Stock [Member]
Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) [Line Items]
Total shares of common stock reserved	8,515,065	9,584,114
Series C Convertible Preferred Stock [Member]
Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) [Line Items]
Total shares of common stock reserved	5,081,613	5,773,114
Series D Convertible Preferred Stock [Member]
Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) [Line Items]
Total shares of common stock reserved	4,451,566	8,071,518
Series E Convertible Preferred Stock [Member]
Stock-Based Compensation - Schedule of Common Stock Reserved for Issuance (Details) [Line Items]
Total shares of common stock reserved	3,907,660	6,793,734